Consolidated Statements of Financial Position (Parenthetical) (USD $) In Millions, except Share data	Dec. 31, 2010	Dec. 31, 2009
Other Assets
Accumulated amortization on other purchased intangibles	$ 1,613	$ 1,542
Shareholders' Equity
Common stock, par value	$ 1	$ 1
Common stock, shares authorized	800,000,000	800,000,000
Common stock, shares issued	290,956,752	306,865,201
Common stock, shares outstanding	290,956,752	306,865,201